Recent developments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Recent developments	Recent developments
Acquisition by Tether Investment S.A. de C.V. of more than 70% of the Company’s common shares

On March 28, 2025, pursuant to the terms of a Transaction Agreement (the “Transaction Agreement”), Tether Investments S.A. de C.V., a corporation organized under the laws of El Salvador (“Tether” or our “controlling shareholder”) commenced an Offer to Purchase (the “Offer”) to acquire up to 49,596,510 common shares of the Company at a price in cash of U.S.$12.41 per common share (representing, when added to the common shares already owned by Tether, approximately 70% of the outstanding common shares of the Company), upon the terms and subject to the conditions set forth in the Offer to Purchase, dated March 28, 2025. The Offer closed on April 25, 2025, with Tether acquiring approximately 70% of the outstanding common shares of the Company. Subsequently to the closing of the Offer, Tether purchased additional common shares of the Company in the open market (4,756,273 shares) and in December 2025, it also participates in the Public offering purchasing 30,344,827 shares (Note 22). As of December 16, 2025, Tether owns 105,880,368 common shares of the Company, representing approximately 74.3% of the outstanding common shares of the Company.
Brazilian consumption tax reform

The Consumption Tax Reform applicable exclusively to Brazil, enacted on January 16, 2025 introduced the ‘dual VAT’, which is composed of the Tax on Goods and Services (IBS) and the Contribution on Goods and Services (CBS). The CBS, under federal jurisdiction, will replace the PIS/COFINS contributions, while the IBS, under state and municipal jurisdiction, will replace the existing ICMS and ISS taxes. The reform also introduced the Selective Tax (IS), under federal jurisdiction, with differentiated tax rates applicable to goods and services deemed harmful to health and the environment.

The reform will be implemented starting in 2026 and will include a transition period through 2032, during which both the former and the new Brazilian tax systems will coexist. The tax rates applicable to the new taxes are still subject to regulation through complementary legislation and will be submitted for review by the Brazilian National Congress.

Based on the above, there is no impact from the Brazilian tax reform on the financial statements as of December 31, 2025. The Company is assessing the extent to which the Tax Reform may affect its future results of operations, taxable positions, cash flows, pricing, recoverability of tax credits, and other assumptions used in the measurement of assets and liabilities under IFRS, including assumptions relevant to impairment assessments and the recoverability of deferred tax assets, where applicable. Because the remaining regulations have not yet been fully enacted and the practical application of certain provisions is still subject to clarification, the Company is not yet in a position to reasonably estimate the full financial statement impact, if any, of the Tax Reform.